Accounts Receivable	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Accounts Receivable
4. ACCOUNTS RECEIVABLE

	December 31
	2023	2024
	US$	US$
Trade accounts receivable	194,721	233,749
Allowance for doubtful accounts	(20)	(5)

	194,701	233,744

The changes in the allowances are summarized as follows:

	Year Ended December 31
	2022	2023	2024
	US$	US$	US$
Allowances for doubtful accounts
Balance, beginning of year	540	569	20
Additions (reversals) charged to expense, net	29	(549)	(15)

Balance, end of year	569	20	5